Fair value of financial instrument - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2020	Apr. 30, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Changes in the fair value of the financial assets designated as at FVTPL attributable to changes in credit risk		$ 971
Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	$ 92
Derivative liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	282
Personal deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	119
Derivative assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2	190
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	332
Obligations related to securities sold short [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	256
Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 403